Acquisitions and disposals - Schedule of provisional purchase price allocation (Details) - EUR (€) € in Millions	Sep. 30, 2025	May 31, 2025
Acquisitions and disposals
Other intangible assets	€ 2,555
Property, plant and equipment	3,442
Inventory	43
Trade and other receivables	934
Cash and cash equivalents	27
Current and deferred taxation	184
Borrowings	(4,139)
Trade and other payables	(691)
Provisions	(69)
Net identifiable assets acquired	2,286
Non-controlling interests	(1,120)	€ 1,144
Goodwill	1,343
Total Consideration	2,509
Identifiable intangible assets	2,555
Licences [member]
Acquisitions and disposals
Other intangible assets	975
Identifiable intangible assets	975
Computer software [member]
Acquisitions and disposals
Other intangible assets	887
Identifiable intangible assets	887
Customer-related intangible assets [member]
Acquisitions and disposals
Other intangible assets	467
Identifiable intangible assets	467
Brand names [member]
Acquisitions and disposals
Other intangible assets	226
Identifiable intangible assets	€ 226